Annual Total Returns [BarChart] - SFT Wellington Core Equity Fund - Class 2	May 01, 2021 [1]
Bar Chart Table:
Annual Return 2015	0.76%
Annual Return 2016	4.83%
Annual Return 2017	21.12%
Annual Return 2018	(2.33%)
Annual Return 2019	33.73%
Annual Return 2020	17.96%

[1]	The performance shown in the bar chart above is for Class 2 shares and reflects a 0.25% 12b-1 distribution fee that is not charged to Class 1 shares. The returns for Class 1 shares would be substantially similar to the returns shown in the bar chart, but for the 12b-1 fee associated with Class 2 shares.